Impairments - Carrying amount after impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	$ 8,300	$ 1,138	$ 3,245
Net impairment loss/ (reversal)	2,481	151	1,261
Europe and Asia
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0	0
Net impairment loss/ (reversal)	651	0	310
Exploration & Production Norway
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,505	117	886
Net impairment loss/ (reversal)	173	64	588
Exploration & Production Brazil
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0	0
Net impairment loss/ (reversal)	200	0	0
Exploration & Production USA - offshore | Offshore
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,315	0	1,165
Net impairment loss/ (reversal)	385	0	(290)
Marketing, Midstream & Processing
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,591	95	949
Net impairment loss/ (reversal)	(283)	(158)	343
Renewables | USA - offshore
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	3,337	82	134
Net impairment loss/ (reversal)	1,101	50	300
Renewables | Other
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	552	821	0
Net impairment loss/ (reversal)	254	221	0
Other
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	23	112
Net impairment loss/ (reversal)	$ 0	$ (26)	$ 10